Annual Fund Operating Expenses (International Equity Index Trust A)	12 Months Ended
May 01, 2011
Series I, International Equity Index Trust A
Operating Expenses:
Share Class	Series I
Management fee	0.53%
Distribution and service (12b-1) fees	0.05%
Other Expenses	0.04%
Total fund operating expenses	0.62%
Series II, International Equity Index Trust A
Operating Expenses:
Share Class	Series II
Management fee	0.53%
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.04%
Total fund operating expenses	0.82%
Series NAV, International Equity Index Trust A
Operating Expenses:
Share Class	Series NAV
Management fee	0.53%
Distribution and service (12b-1) fees	none
Other Expenses	0.04%
Total fund operating expenses	0.57%